SHARE CAPITAL AND RESERVES - Schedule of continuity of share capital (Details)						1 Months Ended							12 Months Ended
	Oct. 15, 2020 shares	Jun. 12, 2019 shares	May 10, 2019 shares	Feb. 07, 2019 shares	Feb. 04, 2019 shares	Dec. 30, 2020 shares	Nov. 24, 2020 shares	Nov. 23, 2020 shares	Feb. 21, 2020 USD ($) shares	Feb. 19, 2020 USD ($) shares	May 28, 2019 CAD ($) shares	May 28, 2019 USD ($) shares	Jan. 31, 2021 USD ($) shares	Jan. 31, 2020 USD ($) shares
Beginning Balance									$ 13,579,554	$ 13,579,554			$ 13,579,554	$ 21,086,613
Beginning Balance (shares) | shares									89,388,639	89,388,639			89,388,639	58,505,255
Amendment of Megawood consideration									$ 38,415				$ 38,415
Amendment of Megawood consideration (shares) | shares									95,849				95,849
Shares issued - conversion of promissory note (shares) | shares														977,479
Shares issued - warrant exercises														$ 729,589
Shares issued - warrant exercises (shares) | shares														915,545
Shares issued - option exercises													$ 98,950	$ 39,028
Shares issued - option exercises (shares) | shares	200,000												200,000	80,000
Shares issued - partial settlement of EFF share payment note													$ 21,371	$ 368,688
Shares issued - partial settlement of EFF share payment note (shares) | shares													19,774	368,688
Shares issued - private placement financing											$ 7,713,500	$ 5,847,135
Shares issued - private placement financing (shares) | shares											5,589,493	5,589,493		5,589,493
Shares issued - conversion of debentures (shares) | shares													19,764,694	8,016,388
Share issue costs														$ (28,110)
Ending balance													$ 25,338,501	$ 13,579,554
Ending Balance (shares) | shares													117,057,860	89,388,639
Phantom Farms
Shares issued - acquisition										$ 2,582,903
Shares issued - acquisition (shares) | shares					2,670,000					7,132,042			7,132,042	2,670,000
Swell Companies LTD
Shares issued - acquisition (shares) | shares														8,281,905
Shares issued - commitment (shares) | shares							456,852	456,862					456,862
EFF
Shares issued - acquisition (shares) | shares			3,983,886											3,983,886
Shares issued - conversion of promissory note (shares) | shares				977,479
Shares issued - partial settlement of EFF share payment note (shares) | shares		368,688
Shares issued - settle share payment note (Shares) | shares													2,142,000
Shares issued - commitment (shares) | shares						19,774							19,774
Megawood
Amendment of Megawood consideration (shares) | shares													95,849
Share capital
Beginning Balance									$ 76,028,268	$ 76,028,268			$ 76,028,268	$ 52,923,983
Amendment of Megawood consideration													38,415
Shares issued - conversion of promissory note														660,647
Shares issued - warrant exercises														1,018,748
Shares issued - option exercises													197,708	77,980
Shares issued - partial settlement of EFF share payment note														368,688
Shares issued - private placement financing														4,895,379
Shares issued - conversion of debentures													12,939,401	4,539,991
Share issue costs														(28,110)
Ending balance													92,237,648	76,028,268
Share capital | Phantom Farms
Shares issued - acquisition													2,582,903	2,507,138
Share capital | Swell Companies LTD
Shares issued - acquisition														4,927,178
Shares issued - commitment													429,582
Share capital | EFF
Shares issued - acquisition														$ 4,136,646
Shares issued - commitment													21,371
Share capital | Megawood
Amendment of Megawood consideration													$ 38,415